FAIR VALUE MEASUREMENTS - Schedule of Changes in Fair Value of the Company's SEPA Liability (Details) - SEPA Liability [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	$ 3,201,500	$ 0
Fair value at issuance	0	3,582,724
Common stock issued	(2,150,836)	(21,636,834)
Settlement of Yorkville Promissory Note	2,172,771	1,261,880
Cash receipts under SEPA liability		20,676,006
Change in fair value	(228,935)	(682,276)
Fair value ending	$ 2,994,500	$ 3,201,500